RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
General and administrative expenses	$ 18,685	$ 16,818
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of transactions between related parties [line items]
General and administrative expenses	$ 433	$ 194